Submission	Jan. 05, 2026
Submission [Line Items]
Central Index Key	0000764764
Registrant Name	CATERPILLAR FINANCIAL SERVICES CORP
Registration File Number	333-270934
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A